Segment Information	12 Months Ended
Mar. 31, 2020
Segment Reporting [Abstract]
Segment Information
34. Segment Information
Based on the nature of major products and services, customer base, and management organizations, our business are organized into six operating segments: Corporate Financial Services, Maintenance Leasing, Real Estate, Investment and Operation, Retail and Overseas Business.
Financial information about the operating segments reported below is that which is available by segment and regularly reviewed by the chief operating decision maker to make decisions about resource allocations and assess performance.
Types of products and services of the six segments are as follows.

Corporate Financial Services	:	Finance and fee business

Maintenance Leasing	:	Automobile leasing and rentals, car-sharing; test and measurement instruments and IT-related equipment rentals and leasing

Real Estate	:	Real estate development, rental and management; facility operation; real estate investment management

Investment and Operation	:	Environment and energy, private equity and concession

Retail	:	Life insurance, banking and card loan

Overseas Business	:	Asset management, aircraft- and ship-related operations, private equity and finance
In fiscal 2019, the Company had made
DAIKYO
a wholly-owned subsidiary, to complement their respective real estate business and to jointly aim for medium- and long-term growth as a comprehensive real estate group. Accordingly, the segment classification of DAIKYO had been shifted from Investment and Operation segment to Real Estate segment since the previous fiscal year. As a result of this change, the segment data of the previous fiscal year has been retrospectively restated.
Financial information of the segments for fiscal 2018, 2019 and 2020 is as follows:

Year ended March 31, 2018	Millions of yen
	Corporate Financial Services	Maintenance Leasing	Real Estate	Investment and Operation	Retail	Overseas Business	Total
Revenues	¥115,837	¥275,933	¥489,752	¥1,083,505	¥428,697	¥479,619	¥2,873,343
Finance revenues	30,737	14,247	2,072	9,274	72,929	98,426	227,685
Interest expense	5,019	3,242	2,285	5,670	4,026	51,536	71,778
Depreciation and amortization	10,404	131,829	18,218	18,460	21,642	70,109	270,662
Other significant non-cash items:
Provision for doubtful receivables and probable loan losses	1,072	192	(8)	(927)	11,244	5,783	17,356
Write-downs of long-lived assets	32	29	4,187	27	0	1,250	5,525
Increase (Decrease) in policy liabilities and policy account balances	0	0	0	0	(53,512)	0	(53,512)
Equity in net income (loss) of affiliates and gains (losses) on sales of subsidiaries and affiliates and liquidation losses, net	2,681	102	35,461	49,315	6	11,749	99,314
Segment profits	49,275	40,162	74,395	84,097	74,527	106,622	429,078
Segment assets	991,818	847,190	801,969	674,617	3,174,505	2,608,819	9,098,918
Long-lived assets	41,252	482,563	509,450	257,266	43,878	507,715	1,842,124
Expenditures for long-lived assets	3,764	170,727	69,693	47,841	174	286,730	578,929
Investment in affiliates	16,845	1,996	100,219	156,896	702	314,569	591,227

Year ended March 31, 2019	Millions of yen
	Corporate Financial Services	Maintenance Leasing	Real Estate	Investment and Operation	Retail	Overseas Business	Total
Revenues	¥95,212	¥288,211	¥529,064	¥615,151	¥428,904	¥490,730	¥2,447,272
Finance revenues	28,829	14,352	2,065	9,063	76,693	111,634	242,636
Interest expense	4,067	3,026	2,249	7,054	4,080	62,821	83,297
Depreciation and amortization	11,096	139,897	17,299	21,223	25,774	73,123	288,412
Other significant non-cash items:
Provision for doubtful receivables and probable loan losses	1,106	336	23	(187)	11,541	9,564	22,383
Write-downs of long-lived assets	0	712	1,553	43	0	110	2,418
Increase (Decrease) in policy liabilities and policy account balances	0	0	0	0	10,109	0	10,109
Equity in net income (loss) of affiliates and gains (losses) on sales of subsidiaries and affiliates and liquidation losses, net	(416)	1,329	16,845	15,707	(17)	32,840	66,288
Segment profits	25,482	38,841	89,247	38,170	84,211	125,444	401,395
Segment assets	959,725	873,775	720,221	733,612	3,571,437	3,138,928	9,997,698
Long-lived assets	39,856	500,435	424,833	282,895	29,406	524,662	1,802,087
Expenditures for long-lived assets	2,781	195,443	73,321	40,818	2	308,808	621,173
Investment in affiliates	16,276	33	107,072	161,966	631	556,682	842,660

Year ended March 31, 2020	Millions of yen
	Corporate Financial Services	Maintenance Leasing	Real Estate	Investment and Operation	Retail	Overseas Business	Total
Revenues	¥97,007	¥336,438	¥466,639	¥451,197	¥454,751	¥486,328	¥2,292,360
Finance revenues	28,522	30,820	3,249	7,618	81,089	126,352	277,650
Interest expense	3,563	2,837	1,557	9,061	4,489	68,010	89,517
Depreciation and amortization	10,938	144,836	15,487	25,301	27,848	71,408	295,818
Other significant non-cash items:
Provision for doubtful receivables and probable loan losses	1,119	349	14	(30)	11,971	11,002	24,425
Write-downs of long-lived assets	0	11	303	2,106	0	623	3,043
Increase (Decrease) in policy liabilities and policy account balances	0	0	0	0	70,120	0	70,120
Equity in net income (loss) of affiliates and gains (losses) on sales of subsidiaries and affiliates and liquidation losses, net	659	(14)	28,743	35,463	3	77,029	141,883
Segment profits	14,611	33,724	76,857	55,715	80,387	156,433	417,727
Segment assets	948,268	889,615	749,694	847,082	4,183,894	3,287,445	10,905,998
Long-lived assets	92,434	529,757	470,888	411,636	28,911	470,720	2,004,346
Expenditures for long-lived assets	2,109	190,093	68,608	33,787	0	253,226	547,823
Investment in affiliates	18,328	19	91,835	150,856	400	560,162	821,600
The accounting policies of the segments are almost the same as those described in Note 1 “Significant Accounting and Reporting Policies” except for the treatment of income tax expenses, net income attributable to the noncontrolling interests, net income attributable to the redeemable noncontrolling interests. Net income attributable to noncontrolling interests and redeemable noncontrolling interests are not included in segment profits or losses because the management evaluates segments’ performance based on profits or losses
(pre-tax)
attributable to ORIX Corporation Shareholders. Income taxes are not included in segment profits or losses because the management evaluates segments’ performance on a pre-tax
basis. Additionally, net income attributable to the noncontrolling interests, net income attributable to the redeemable noncontrolling interests, which are recognized net of tax in the accompanying consolidated statements of income, are adjusted to profit or loss before income taxes, when calculating segment profits or losses. Most of selling, general and administrative expenses, including compensation costs that are directly related to the revenue generating activities of each segment, have been accumulated by and charged to each segment. Gains and losses that management does not consider for evaluating the performance of the segments, such as write-downs of certain long-lived assets and certain foreign exchange gains or losses (included in other (income) and expense) are excluded from the segment profits or losses, and are regarded as corporate items.
Assets attributed to each segment are net investment in leases, installment loans, investment in operating leases, investment in securities, property under facility operations, investment in affiliates, inventories, advances for finance lease and operating lease (included in other assets), advances for property under facility operations (included in other assets), goodwill, intangible assets acquired in business combinations (included in other assets) and servicing assets (included in other assets). It should be noted that the depreciation expenses of office facilities are included in each segment profit and loss while the corresponding assets are not allocated to each segment’s assets. However, the amount is not significant.
Certain line items presented in the consolidated statements of income have been changed starting from fiscal 2019. For further information, see Note 1 “Significant Accounting and Reporting Policies (ah) Reclassifications.”
From fiscal 2019, consolidated VIEs for securitizing financial assets such as lease receivables and loan receivables, which had been excluded from segment revenues, segment profits and segment assets until the previous fiscal year, are included in segment revenues, segment profits and segment assets of each segment. As a result of this change, segment amounts as of the end of and for the previous fiscal year have been retrospectively reclassified.
The New Lease Standard has been adopted since April 1, 2019. This adoption has resulted in a gross up of ROU assets of investment
in operating leases and property under facility operations related to operating leases of land, office and equipment, where the Company is the lessee, as segment assets in all of our segments except for Retail segment. In addition, segment revenues and segment expenses mainly in Corporate Financial Service segment and Maintenance Leasing segment increased as a result of a gross up of revenues and expenses of certain lessor costs. For further information, see Note 1 “Significant Accounting and Reporting Policies (ag) New accounting pronouncements.”
The reconciliation of segment totals to consolidated financial statement amounts is as follows. Significant items to be reconciled are segment revenues, segment profits and segment assets. Other items do not have a significant difference between segment amounts and consolidated amounts.

	Millions of yen
	2018	2019	2020
Segment revenues:
Total revenues for segments	¥2,873,343	¥2,447,272	¥2,292,360
Revenues related to corporate assets	8,531	8,655	8,559
Revenues from inter-segment transactions	(19,103)	(21,063)	(20,590)

Total consolidated revenues	¥2,862,771	¥2,434,864	¥2,280,329

Segment profits:
Total segment profits	¥429,078	¥401,395	¥417,727
Corporate losses	(4,329)	(10,012)	(10,395)
Net income attributable to the noncontrolling interests and net income attributable to the redeemable noncontrolling interests	10,752	4,347	5,229

Total consolidated income before income taxes	¥435,501	¥395,730	¥412,561

Segment assets:
Total segment assets	¥9,098,918	¥9,997,698	¥10,905,998
Cash and cash equivalents, restricted cash	1,405,117	1,283,580	1,135,284
Allowance for doubtful receivables on finance leases and probable loan losses	(54,672)	(58,011)	(56,836)
Trade notes, accounts and other receivable	294,773	280,590	312,744
Other corporate assets	681,846	671,060	770,338

Total consolidated assets	¥11,425,982	¥12,174,917	¥13,067,528

The following information represents geographical revenues and income before income taxes, which are attributed to geographic areas, based on the country location of the Company and its subsidiaries.

	Millions of yen
	Fiscal Year ended March 31, 2018
	Japan	The Americas*1	Other*2	Total
Total Revenues	¥2,377,729	¥208,264	¥276,778	¥2,862,771
Income before Income Taxes	320,511	74,105	40,885	435,501

	Millions of yen
	Fiscal Year ended March 31, 2019
	Japan	The Americas*1	Other*2	Total
Total Revenues	¥1,948,868	¥205,233	¥280,763	¥2,434,864
Income before Income Taxes	274,431	70,935	50,364	395,730

	Millions of yen
	Fiscal Year ended March 31, 2020
	Japan	The Americas*1	Other*2	Total
Total Revenues	¥1,792,790	¥201,578	¥285,961	¥2,280,329
Income before Income Taxes	260,323	74,086	78,152	412,561

*1	Mainly the United States
*2	Mainly Asia, Europe, Australasia and Middle East
Revenues from one customer that exceeds 10% of consolidated revenue for fiscal 2018 consist of approximately ¥3 million in Corporate Financial Services Segment and ¥320,446 million in Investment and Operation Segment. No single customer accounted for 10% or more of the Company’s total revenues for fiscal 2019 and 2020.
Disaggregation of revenues for revenues from contracts with customers, by goods or services category and geographical location is as follows:

	Millions of yen
	Fiscal Year ended March 31, 2019
	Reportable segments							Corporate revenue and intersegment transactions	Total revenues
	Corporate Financial Services	Maintenance Leasing	Real Estate	Investment and Operation	Retail	Overseas Business	Total
Goods or services category
Sales of goods	¥4,379	¥5,392	¥8,063	¥436,044	¥0	¥6,798	¥460,676	¥1,353	¥462,029
Real estate sales	0	0	133,426	0	0	710	134,136	0	134,136
Asset management and servicing	0	0	5,523	454	163	185,787	191,927	(107)	191,820
Automobile related services	486	61,398	0	204	0	16,994	79,082	(359)	78,723
Facilities operation	0	0	100,940	0	0	3,066	104,006	(1)	104,005
Environment and energy services	2,815	0	188	129,166	0	1,004	133,173	(930)	132,243
Real estate management and brokerage	0	0	105,278	0	0	0	105,278	(2,216)	103,062
Real estate contract work	0	0	83,182	0	0	0	83,182	(965)	82,217
Other	35,958	9,153	4,513	39,081	3,448	20,544	112,697	(5,356)	107,341

Total revenues from contracts with customers	43,638	75,943	441,113	604,949	3,611	234,903	1,404,157	(8,581)	1,395,576

Geographical location
Japan	43,638	75,610	441,113	603,957	3,611	6,749	1,174,678	(4,886)	1,169,792
The Americas	0	0	0	0	0	114,614	114,614	0	114,614
Other	0	333	0	992	0	113,540	114,865	(3,695)	111,170

Total revenues from contracts with customers	43,638	75,943	441,113	604,949	3,611	234,903	1,404,157	(8,581)	1,395,576

Other revenues*	51,574	212,268	87,951	10,202	425,293	255,827	1,043,115	(3,827)	1,039,288

Segment revenues/Total revenues	¥95,212	¥288,211	¥529,064	¥615,151	¥428,904	¥490,730	¥2,447,272	¥(12,408)	¥2,434,864

	Millions of yen
	Fiscal Year ended March 31, 2020
	Reportable segments							Corporate revenue and intersegment transactions	Total revenues
	Corporate Financial Services	Maintenance Leasing	Real Estate	Investment and Operation	Retail	Overseas Business	Total
Goods or services category
Sales of goods	¥5,707	¥5,829	¥4,261	¥266,271	¥0	¥4,131	¥286,199	¥1,359	¥287,558
Real estate sales	0	0	117,969	0	0	984	118,953	0	118,953
Asset management and servicing	0	0	7,453	383	167	173,948	181,951	(100)	181,851
Automobile related services	488	60,704	0	232	0	16,950	78,374	(387)	77,987
Facilities operation	0	0	68,934	0	0	363	69,297	0	69,297
Environment and energy services	2,911	0	0	138,380	0	963	142,254	(722)	141,532
Real estate management and brokerage	0	0	106,234	0	0	0	106,234	(2,124)	104,110
Real estate contract work	0	0	89,522	0	0	0	89,522	(556)	88,966
Other	36,340	10,630	3,921	34,942	4,147	17,313	107,293	(3,234)	104,059

Total revenues from contracts with customers	45,446	77,163	398,294	440,208	4,314	214,652	1,180,077	(5,764)	1,174,313

Geographical location
Japan	45,446	76,462	398,294	436,500	4,314	5,704	966,720	(2,079)	964,641
The Americas	0	0	0	0	0	99,979	99,979	0	99,979
Other	0	701	0	3,708	0	108,969	113,378	(3,685)	109,693

Total revenues from contracts with customers	45,446	77,163	398,294	440,208	4,314	214,652	1,180,077	(5,764)	1,174,313

Other revenues*	51,561	259,275	68,345	10,989	450,437	271,676	1,112,283	(6,267)	1,106,016

Segment revenues/Total revenues	¥97,007	¥336,438	¥466,639	¥451,197	¥454,751	¥486,328	¥2,292,360	¥(12,031)	¥2,280,329

*	Other revenues include revenues that are not in the scope of revenue from contracts with customers, such as life insurance premiums and related investment income, operating leases, finance revenues that include interest income, and others.